PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY PLANT AND EQUIPMENT

Property, plant and equipment as of June 30, 2025 and December 31, 2024 consisted of the following:

	As of June 30, 2025	As of December 31, 2024
	(Unaudited)	(Audited)
Leasehold improvements	$3,250,336	$3,133,996
Machinery equipment (i)	12,809,954	12,680,132
Office equipment	824,342	929,161
Motor vehicles	131,279	127,145
Construction in progress (ii)	529,467	414,635
Total	17,545,378	17,285,069
Accumulated depreciation	(6,260,936)	(6,226,161)
Impairment	(10,293,206)	(10,203,718)
Carrying amount	$991,236	$855,190

(i)	Machinery equipment also includes mold and tooling.

(ii)

During the six months ended June 30, 2025 and 2024, the Company transferred construction in progress of $0.

During the six months ended June 30, 2025, the Company had a gain of asset disposal of $66,138. During the six months ended June 30, 2024, the Company had a loss of asset disposal of $175,292.

During the six months ended June 30, 2025 and 2024, the Company incurred depreciation expense of $57,531 and $711,348, respectively.

There was no impairment loss during the six months ended June 30, 2025 and 2024.

During the six months ended June 30, 2025, the Company had offset part of its debt with fixed assets, resulting in a debt restructuring gain of $7,218.

Property, plant and equipment as of December 31, 2024 and 2023 consisted of the following:

	As of December 31, 2024	As of December 31, 2023
Leasehold improvements	$3,133,996	$3,279,498
Machinery equipment (i)	12,680,132	13,420,557
Office equipment	929,161	990,925
Motor vehicles	127,145	130,742
Construction in progress (ii)	414,635	426,280
Total	17,285,069	18,248,002
Accumulated depreciation	(6,226,161)	(5,113,240)
Impairment	(10,203,718)	-
Carrying amount	$855,190	$13,134,762

(i)	Machinery equipment also includes mold and tooling.

(ii)	During the year ended December 31, 2024, the Company transferred construction in progress of $723 to leasehold improvements, and $0 to machinery equipment.

SCHEDULE OF ASSETS PLEDGED FOR SHORT TERM AND LONG TERM LOANS

The aggregate carrying amount of the assets pledged for short term and long term loans by the Company as of June 30, 2025 and December 31, 2024 were as follows:

	As of June 30, 2025	As of December 31, 2024
	(Unaudited)	(Audited)
Machinery equipment	$932,900	$1,822,429
Total	$932,900	$1,822,429

The aggregate carrying amount of the assets pledged for short term and long term loans by the Company as of December 31, 2024 and December 31, 2023 were as follows:

	As of December 31, 2024	As of December 31, 2023
Machinery equipment	$1,822,429	$1,873,612
Total	$1,822,429	$1,873,612